Consolidated Statements of Operations (Parentheticals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
(Loss) income in equity method investments, net of tax (in Dollars and Yuan Renminbi) | ¥	¥ 18,208	¥ 12,019	¥ (10,669)
Diluted net loss per ordinary share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.60)	¥ (2.55)	¥ (1.10)
Diluted weighted average number of ordinary shares | shares	235,466,660	233,216,045	213,635,470